Cash, Cash Equivalents and Restricted Cash	6 Months Ended
Jun. 30, 2026
Cash, Cash Equivalents and Restricted Cash [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH

2. CASH, CASH EQUIVALENTS AND RESTRICTED CASH

A reconciliation of cash, cash equivalents and restricted cash in the consolidated balance sheets to the amounts in the consolidated statement of cash flows is as follows:

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
Cash and cash equivalents	21,121,206	4,925,383
Restricted cash	16,828	-

Total Cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	21,138,034	4,925,383